CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 23,640	$ 49,950
Short term deposits	230,483	0
Marketable securities	11,607	0
Short-term restricted cash	901	8
Trade receivables	513	2,506
Inventory	4,256	2,164
Prepaid expenses and other current assets	3,029	3,287
Total current assets	274,429	57,915
LONG-TERM ASSETS:
Marketable securities	38,289	0
Restricted deposits	0	864
Other long-term assets	0	537
Property and equipment, net	14,502	13,245
Total long-term assets	52,791	14,646
Total assets	327,220	72,561
CURRENT LIABILITIES:
Trade payables	5,764	7,751
Advances from customers and deferred revenues	196	1,661
Employees and payroll accruals	8,997	5,528
Accrued expenses and other current liabilities	6,708	2,579
Short-term loan and current maturities	0	275
Total current liabilities	21,665	17,794
LONG-TERM LIABILITIES:
Loan, net of current maturities	0	2,224
Long-term advances from customers and deferred revenues	4,517	3,473
Other long-term liabilities	597	0
Warrants liability	1,639	0
Total long-term liabilities	6,753	5,697
CONVERTIBLE PREFERRED SHARES:
Total convertible preferred shares	0	272,815
SHAREHOLDERS' EQUITY (DEFICIT):
Ordinary Shares of no-par value: Authorized: 500,000,000 and 179,872,754 shares as of December 31, 2021 and 2020, respectively; Issued and outstanding: 134,098,120 and 16,948,226 shares as of December 31, 2021 and 2020, respectively	0	0
Additional paid-in capital	683,764	7,658
Accumulated deficit	(384,962)	(231,403)
Total shareholders' equity (deficit)	298,802	(223,745)
Total liabilities, convertible preferred shares and shareholders' equity (deficit)	327,220	72,561
Series A Convertible Preferred Shares [Member]
CONVERTIBLE PREFERRED SHARES:
Total convertible preferred shares	0	9,000
Series B Convertible Preferred Shares [Member]
CONVERTIBLE PREFERRED SHARES:
Total convertible preferred shares	0	66,348
Series B-1 Convertible Preferred Shares [Member]
CONVERTIBLE PREFERRED SHARES:
Total convertible preferred shares	0	12,500
Series C Convertible Preferred Shares [Member]
CONVERTIBLE PREFERRED SHARES:
Total convertible preferred shares	0	161,233
Series C-1 Convertible Preferred Shares [Member]
CONVERTIBLE PREFERRED SHARES:
Total convertible preferred shares	$ 0	$ 23,734